Segment Information (Tables)	6 Months Ended
Mar. 31, 2026
Segment Information [Abstract]
Schedule of Integrated Cross-Border Logistics Revenue

Revenue is attributed to geographic areas based on the location of the customer’s place of delivery, as regularly reviewed by the CODM for the six months ended March 31, 2025 and 2026 are as follows:

	For the six months ended March 31,
	2025		2026
Australia	$11,449,918	83.4%	$12,676,978	88.8%
New Zealand	1,301,929	9.5%	828,131	2.3%
Hong Kong	971,631	7.1%	1,313,350	8.9%
Total revenue	$13,723,478	100.0%	$14,818,459	100.0%